1933 Act File No. 33-38550
                                                      1940 Act File No. 811-6269

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          ---

      Pre-Effective Amendment No.         .......................

      Post-Effective Amendment No.   9   ........................           X
                                   ------                                 ---

                                                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.   8   ..............................................     X
                    ------                                                 ---

                              CASH TRUST SERIES II

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on July 31, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on July 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:

 Matthew G. Maloney, Esquire
 Dickstein Shapiro Morin & Oshinsky LLP
 2101 L Street, N.W.
 Washington, D.C.  20037

                              CROSS REFERENCE SHEET

         This amendment to the Registration Statement of CASH TRUST SERIES II, which consists of 2 portfolios, (1) Municipal Cash Series II; and (2) and Treasury Cash Series II, is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.           Cover Page..............(1-2) Cover Page.
Item 2.           Synopsis                (1-2) Summary of Fund Expenses;
                                          (1-2) Financial Highlights.
Item 3.           Condensed Financial
                  Information             (1-2) Performance Information.
Item 4.           General Description of
                  Registrant              (1-2) General Information;
                                          (1-2) Investment Information;
                                          (1-2) Investment Objective;
                                          (1-2) Investment Policies;
                                          (1-2) Investment Limitations;
                                          (1) Investment Risks; (1) Municipal
                                          Securities.
Item 5.           Management of the Fund..(1-2) Fund Information; (1-2)
                                           Management of the Fund;
                                          (1-2) Distribution of Shares; (1-2)
                                          Administration of the Fund.
Item 6.           Capital Stock and Other
                  Securities..............(1-2) Account and
                                          Share Information;
                                          (1-2) Dividends;
                                          (1-2) Capital
                                          Gains; (1-2)
                                          Certificates and
                                          Confirmations;
                                          (1-2) Voting
                                          Rights; (1-2) Tax
                                          Information; (1-2)
                                          Federal Income
                                          Tax; (1-2) State
                                          and Local Taxes.
Item 7.           Purchase of Securities Being
                  Offered......................(1-2) Net Asset Value; (1-2) How
                                                to Purchase Shares; (1-2)
                                               Purchasing Shares Through A
                                               Financial Institution; (1-2)
                                               Purchasing Shares by Wire;
                                               (1-2) Purchasing Shares by Check;
                                               (1-2) Special Purchase Features;
Item 8.           Redemption or Repurchase     (1-2) How to Redeem Shares; (1-2)
                                               Redeeming Shares Through A
                                               Financial Institution; (1-2)
                                               Redeeming Shares by Telephone;
                                               (1-2) Redeeming Shares
                                               by Mail; (1-2) Special Redemption
                                               Features;(1-2) Accounts With Low
                                               Balances
Item 9.           Pending Legal Proceedings....None.

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page....................(1-2) Cover Page.
Item 11.          Table of Contents.............(1-2) Table of Contents.
Item 12.          General Information and
                  History.......................(1-2) About Federated Investors;
                                                Massachusetts Partnership Law;
                                               (1-2) Economic and Market
                                               Information.
Item 13.          Investment Objectives and
                  Policies......................(1-2) Investment Policies (1-2)
                                                Investment Limitations.
Item 14.          Management of the Fund........(1-2) Cash Trust Series II
                                                Management; (1-2) Trustee
                                                Compensation; (1-2) Trustee
                                                Liability.
Item 15.          Control Persons and Principal
                  Holders of Securities         (1-2) Share Ownership.
Item 16.          Investment Advisory and Other
                  Services......................(1-2) Investment Advisory
                                                Services; (1-2) Other Services.
Item 17.          Brokerage Allocation..........(1-2) Brokerage Transactions.
Item 18.          Capital Stock and Other
                  Securities                    Not Applicable.
Item 19.          Purchase, Redemption and
                  Pricing of Securities
                  Being Offered                 (1-2) Determining Net Asset
                                                       Value;
                                                (1-2) Redemption in Kind
Item 20.          Tax Status....................(1-2) The Fund's Tax Status.
Item 21.          Underwriters..................(1-2) Distribution Plan.
Item 22.          Calculation of Performance
                  Data..........................(1-2) Performance Information
                                                (1-2) Performance Comparisons.
Item 23.          Financial Statements..........Filed in Part A


Municipal Cash Series II

(A Portfolio of Cash Trust Series II)

PROSPECTUS

The shares of Municipal Cash Series II (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal
regular income tax consistent with stability of principal.      THE SHARES
OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                           1
 Financial Highlights                               2
 General Information                                3
 Investment Information                             3
  Investment Objective                              3
  Investment Policies                               3
  Municipal Securities                              5
  Investment Risks                                  5
  Investment Limitations                            5
 Fund Information                                   5
  Management of the Fund                            5
  Distribution of Shares                            6
  Administration of the Fund                        7
 Net Asset Value                                    7
 How to Purchase Shares                             7
  Purchasing Shares Through a Financial Institution 7
  Purchasing Shares by Wire                         7
  Purchasing Shares by Check                        8
  Special Purchase Features                         8
 How to Redeem Shares                               8
  Redeeming Shares Through a Financial Institution  8
  Redeeming Shares by Telephone                     8
  Redeeming Shares by Mail                          8
  Special Redemption Features                       9
 Account and Share Information                      9
  Dividends                                         9
  Capital Gain                                      9
  Certificates and Confirmations                    9
  Accounts with Low Balances                        9
  Voting Rights                                     9
 Tax Information                                   10
  Federal Income Tax                               10
  State and Local Taxes                            10
 Performance Information                           10
 Financial Statements                              11
 Independent Auditors' Report                      24


                          SUMMARY OF FUND EXPENSES

                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
 percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
   proceeds, as applicable)                                                                    None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                            None
 Exchange Fee                                                                                  None

                         ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                    0.34%
 12b-1 Fee                                                                           0.20%
  Shareholder Services Fee                                                None
 Other Expenses                                                                      0.25%
    Total Operating Expenses(2)                                                      0.79%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The total operating expenses would have been 0.95% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of period.

1 Year         $ 8
3 Years        $25
5 Years        $44
10 Years       $98

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 24.

                                                                   YEAR ENDED MAY 31,
                                            1997      1996      1995      1994       1993      1992    1991(A)
 NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.00     $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.03       0.03      0.03       0.02      0.02       0.04     0.01
 LESS DISTRIBUTIONS
  Distributions from net investment         (0.03)     (0.03)    (0.03)     (0.02)    (0.02)     (0.04)   (0.01)
  income
 NET ASSET VALUE, END OF PERIOD            $ 1.00     $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00   $ 1.00
 TOTAL RETURN(B)                             2.96%      3.22%     3.02%      1.99%     2.29%      3.72%    1.19%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                   0.79%      0.79%     0.79%      0.79%     0.77%      0.74%    0.47%*
  Net investment income                      2.93%      3.17%     2.91%      1.97%     2.23%      3.56%    4.68%*
  Expense waiver/reimbursement(c)            0.16%      0.31%     0.23%      0.28%     0.50%      0.50%    0.39%*
 SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)  $253,106   $59,888   $67,611   $131,770   $104,563   $65,628   $34,048

* Computed on an annualized basis.

(a) Reflects operations for the period from February 13, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 14, 1990. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $25,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.      The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets. The Fund's investment policy on restricted securities cannot be changed without shareholder approval.
     TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.
Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500
financial institutions nationwide.      Both the Trust and the adviser have
adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Plan"), the distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.20% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.20%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.
ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

MAXIMUM             AVERAGE AGGREGATE
  FEE               DAILY NET ASSETS
0.15%            on the first $250 million
0.125%           on the next $250 million
0.10%            on the next $250 million
0.075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more or additional investments of as little as $500. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.
PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION      Investors may purchase
shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Municipal Cash Series II; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Cash Series II. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Because interest received by the Fund may not be
exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                          PORTFOLIO OF INVESTMENTS

                          MUNICIPAL CASH SERIES II
                                MAY 31, 1997

    PRINCIPAL
      AMOUNT                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- 100.8%
 ALABAMA -- 5.5%
 $     775,000 Abbeville, AL, IDB Monthly VRDNs (Great Southern Wood
               Preserving Co.)/(SouthTrust Bank of
               Alabama, Birmingham LOC)                                  $      775,000
     1,720,000 Ashland, AL IDB, Refunding Revenue Bonds (Series 1992)
               Weekly VRDNs (Russell Corp.)/
               (SunTrust Bank, Atlanta LOC)                                   1,720,000
     4,745,000 Birmingham, AL IDA, Revenue Bonds (Series 1989) Weekly VRDNs
               (O'Neal Steel, Inc.)/ (SouthTrust Bank of Alabama, Birmingham
               LOC) 4,745,000
     1,200,000 Decatur, AL IDB, Solid Waste Disposal Revenue Bonds
               (Series 1997) Weekly VRDNs (Trico Steel
               Company, L.L.C. Project)/(Chase Manhattan Bank N.A., New       1,200,000
               York LOC)
     5,500,000 Selma, AL IDB, Solid Waste Disposal Revenue Bonds (Series
               A), 3.90% TOBs (International
               Paper Co.)/(International Paper Co. GTD), Optional Tender      5,500,000
               3/1/1998
                 Total                                                       13,940,000
 ARKANSAS -- 6.4%
     5,000,000 Arkansas Development Finance Authority, Single Family
               Mortgage Revenue Bonds
               (1996 Series I), 3.80% TOBs, Mandatory Tender 11/5/1997        5,000,000
     2,500,000 Hope, AR, Solid Waste Disposal Revenue Bonds (Series
               1994), 4.20% CP (Temple-Inland Forest
               Products Corporation Project)/(Temple-Inland, Inc. GTD),       2,500,000
               Mandatory Tender 7/11/1997
     8,750,000 Miller County, AR, Solid Waste Disposal Revenue Bonds
               (Series 1996) Weekly VRDNs (Tyson
               Foods, Inc.)/(Commerzbank AG, Frankfurt LOC)                   8,750,000
                 Total                                                       16,250,000
 COLORADO -- 2.1%
     5,300,000 Denver (City & County), CO, Airport System Subordinate
               Revenue Bonds (Series 1990B), 3.80%
               CP (Sanwa Bank Ltd., Osaka LOC), Mandatory Tender              5,300,000
               8/11/1997
 DISTRICT OF COLUMBIA -- 3.1%
     8,000,000 District of Columbia Housing Finance Agency, (Series
               1996B), 3.75% TOBs (Trinity Funding
               Company INV), Mandatory Tender 12/1/1997                       8,000,000
 GEORGIA -- 9.9%
     4,500,000 Clayton County, GA Development Authority, (Series 1994)
               Weekly VRDNs (Lear Seating Corp.)/
               (Chase Manhattan Bank N.A., New York LOC)                      4,500,000
     2,750,000 Crisp County, GA Development Authority, (Series B), 4.10%
               TOBs (Masonite Corporation)/
               (International Paper Co. GTD), Optional Tender 9/1/1997        2,750,000
     1,800,000 Franklin County, GA Industrial Building Authority,
               (Series 1995) Weekly VRDNs (Bosal Industries,
               Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)                      1,800,000
     3,300,000 Marietta, GA Housing Authority, Multifamily Housing
               Revenue Bonds (Series 1995) Weekly
               VRDNs (Chalet Apartments Project)/(General Electric            3,300,000
               Capital Corp. LOC)



                              MUNICIPAL CASH SERIES II

    PRINCIPAL
     AMOUNT                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
 GEORGIA -- CONTINUED
 $   7,500,000 Richmond County, GA Development Authority, Solid Waste
               Disposal Revenue Bonds, (Series
               1995) Weekly VRDNs (Federal Paper Board Co.,
               Inc.)/(Wachovia Bank of Georgia N.A.,
               Atlanta LOC)                                              $    7,500,000
     5,300,000 Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home            5,300,000
               Depot, Inc.)
                 Total                                                       25,150,000
 ILLINOIS -- 1.1%
     1,000,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B),
               3.70% TOBs (Peoples Gas Light &
               Coke Company), Optional Tender 12/1/1997                       1,000,000
     1,715,000 Illinois Development Finance Authority Weekly VRDNs
               (Olympic Steel, Inc.)/(National City Bank,
               Cleveland, OH LOC)                                             1,715,000
                 Total                                                        2,715,000
 INDIANA -- 1.3%
       225,000 Avilla, IN, IDRB Weekly VRDNs (Group Dekko                       225,000
               International)/(Bank One, Indianapolis, IN LOC)
       795,000 Avilla, IN, IDRB Weekly VRDNs (Group Dekko                       795,000
               International)/(Bank One, Indianapolis, IN LOC)
     1,415,000 Indiana Development Finance Authority, Economic
               Development Revenue Refunding Bonds
               Weekly VRDNs (T. M. Morris Manufacturing Co., Inc.             1,415,000
               Project)/(Bank One, Indianapolis, IN LOC)
     1,000,000 Indiana Economic Development Commission, Revenue Bonds
               (Series 1989) Weekly VRDNs
               (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama,              1,000,000
               Birmingham LOC)
                 Total                                                        3,435,000
 KANSAS -- 1.0%
     2,460,000 Kansas City, KS, (Series YY), 3.80% BANs, 10/31/1997           2,460,000
 KENTUCKY -- 5.3%
     2,000,000 Kentucky Pollution Abatement & Water Resource Finance
               Authority Daily VRDNs (Toyota Motor
               Credit Corp.)                                                  2,000,000
     5,000,000 Louisville & Jefferson County, KY Regional Airport
               Authority, (Series 1996-A) Weekly VRDNs
               (National City Bank, Kentucky LOC)                             5,000,000
     2,590,000 Muhlenberg County, KY, (Series 1997) Weekly VRDNs
               (Plastic Products Company Project)/
               (Norwest Bank Minnesota, Minneapolis LOC)                      2,590,000
     1,910,000 Muhlenberg County, KY, (Series A) Weekly VRDNs (Plastic
               Products Company Project)/
               (Norwest Bank Minnesota, Minneapolis LOC)                      1,910,000
     2,000,000 Scottsville, KY, 4.00% TOBs (Sumitomo Electric Wiring
               Systems)/(Sumitomo Bank Ltd., Osaka
               LOC), Optional Tender 11/1/1997                                2,000,000
                 Total                                                       13,500,000
 LOUISIANA -- 2.0%
     5,000,000 Louisiana HFA, Single Family Mortgage Revenue Bonds
               (Series 1997A-3), 3.75% TOBs (Trinity
               Funding Company INV), Mandatory Tender 3/1/1998                5,000,000



                              MUNICIPAL CASH SERIES II

    PRINCIPAL
     AMOUNT                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
 MARYLAND -- 3.5%
 $   1,500,000 Harford County, MD, EDRB (Series 1996) Weekly VRDNs
               (Citrus and Allied Essences Ltd.)/(First
               National Bank of Maryland, Baltimore LOC)                 $    1,500,000
     1,000,000 Maryland State Community Development Administration,
               (Series 1990A) Weekly VRDNs
               (College Estates)/(First National Bank of Maryland,            1,000,000
               Baltimore LOC)
     1,500,000 Maryland State IDFA, (Series 1996) Weekly VRDNs
               (Chesapeake Biological Labs, Inc.)/(First
               Union National Bank, Charlotte, N.C. LOC)                      1,500,000
     5,000,000 Montgomery County, MD Housing Opportunities Commission,
               (1996 Series A), 3.70% TOBs,
               Mandatory Tender 11/13/1997                                    5,000,000
                 Total                                                        9,000,000
 MASSACHUSETTS -- 1.4%
     2,000,000 Amherst-Pelham Regional School District, MA, 4.09% BANs,       2,004,473
               2/13/1998
     1,483,000 Gloucester, MA, 4.50% RANs, 7/18/1997                          1,483,734
                 Total                                                        3,488,207
 MINNESOTA -- 3.1%
     1,000,000 Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest
               Bank Minnesota,
               Minneapolis LOC)                                               1,000,000
     5,000,000 Faribault, MN IDA, (Series 1988) Weekly VRDNs (Jerome
               Foods)/(Norwest Bank Minnesota,
               Minneapolis LOC)                                               5,000,000
     2,000,000 White Bear Lake, MN City of, (Series 1997), 4.55% TOBs
               (Century Townhomes)/
               (Westdeutsche Landesbank Girozentrale INV), Optional           2,000,000
               Tender 6/1/1998
                 Total                                                        8,000,000
 MISSISSIPPI -- 2.6%
     5,000,000 Mississippi Business Finance Corp., (Series 1995) Weekly
               VRDNs (Mississippi Baking Company
               L.L.C. Project)/(First National Bank of Maryland,              5,000,000
               Baltimore LOC)
     1,500,000 Senatobia, MS Weekly VRDNs (Deltona Lighting Products,
               Inc.)/(Southtrust Bank of West
               Florida, St. Petersburg LOC)                                   1,500,000
                 Total                                                        6,500,000
 NEVADA -- 3.9%
     2,500,000 Director of the State of Nevada Weekly VRDNs
               (Smithey-Oasis Co.)/(Mellon Bank N.A.,
               Pittsburgh LOC)                                                2,500,000
     3,500,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds
               (Series 1996A) Weekly VRDNs
               (Oakmont at Flamingo Road)/(ABN AMRO Bank N.V., Amsterdam      3,500,000
               LOC)
     3,800,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds
               (Series 1996A) Weekly VRDNs
               (Oakmont at Fort Apache Road)/(ABN AMRO Bank N.V.,             3,800,000
               Amsterdam LOC)
                 Total                                                        9,800,000



                              MUNICIPAL CASH SERIES II

    PRINCIPAL
     AMOUNT                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
 NEW HAMPSHIRE -- 7.9%
 $   6,500,000 New Hampshire Business Finance Authority, IDRB (Series A)
               Weekly VRDNs (Upper Valley
               Press)/(KeyBank, N.A. LOC)                                $    6,500,000
    11,450,000 New Hampshire Business Finance Authority, PCR Bonds
               (Series A), 3.75% CP (New England
               Power Co.), Mandatory Tender 6/25/1997                        11,450,000
     2,000,000 New Hampshire State IDA, (Series 1991), 4.05% TOBs
               (International Paper Co.), Mandatory
               Tender 10/15/1997                                              2,000,000
                 Total                                                       19,950,000
 NEW YORK -- 4.7%
     8,000,000 New York City, NY IDA, (Series 1995A) Weekly VRDNs
               (Brooklyn Navy Yard Cogeneration
               Partners, L.P. Project)/(Bank of America NT and SA, San        8,000,000
               Francisco LOC)
     4,000,000 New York City, NY, (Series K), 4.50% Bonds, 8/1/1997           4,003,000
                 Total                                                       12,003,000
 NORTH CAROLINA -- 2.4%
     2,500,000 Guilford County, NC Industrial Facilities & PCFA, (Series
               1996) Weekly VRDNs (South/Win Ltd.)/
               (Branch Banking & Trust Co, Wilson LOC)                        2,500,000
     3,000,000 Wake County, NC Industrial Facilities & PCFA, (Series
               1990B), 3.80% CP (Carolina Power &
               Light Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender      3,000,000
               7/23/1997
       500,000 Wilson County, NC PCA, (Series 1994) Weekly VRDNs
               (Granutec, Inc.)/(Branch Banking & Trust
               Co, Wilson LOC)                                                  500,000
                 Total                                                        6,000,000
 NORTH DAKOTA -- 0.8%
     1,925,000 Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold
               Baking Co. Project)/(Norwest
               Bank Minnesota, Minneapolis LOC)                               1,925,000
 OHIO -- 5.9%
     4,790,000 (b)Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly
               VRDNs (GNMA COL)/(Bank of
               New York, New York LIQ)                                        4,790,000
    10,100,000 (b)Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly
               VRDNs (GNMA COL)/(Bank of
               New York, New York LIQ)                                       10,100,000
                 Total                                                       14,890,000
 OKLAHOMA -- 3.1%
     7,720,000 (b)Tulsa County, OK HFA, CDC Municipal Products, Inc.
               Class A Certificates (Series 1996E)
               Weekly VRDNs (CDC Municipal Products, Inc. LIQ)                7,720,000
 PENNSYLVANIA -- 2.1%
       500,000 Pennsylvania EDFA Weekly VRDNs (Respironics, Inc.)/(PNC          500,000
               Bank, N.A. LOC)
     1,883,600 Pennsylvania EDFA, (Series 1992 C) Weekly VRDNs (Leonard
               H. Berenfield/Berenfield
               Containers)/(PNC Bank, Ohio, N.A. LOC)                         1,883,600



                              MUNICIPAL CASH SERIES II

    PRINCIPAL
     AMOUNT                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
 PENNSYLVANIA -- CONTINUED
 $   3,000,000 Pennsylvania EDFA, Economic Development Revenue Bonds
               (1996 Series D6) Weekly VRDNs
               (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A.    $    3,000,000
               LOC)
                 Total                                                        5,383,600
 SOUTH DAKOTA -- 0.8%
     2,000,000 South Dakota Housing Development Authority, (Series
               1996E), 3.75% TOBs, Mandatory Tender
               11/13/1997                                                     2,000,000
 TENNESSEE -- 1.7%
     3,000,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs
               (Sekisui Ta Industries, Inc. Project)/
               (Bank of Tokyo-Mitsubishi Ltd. LOC)                            3,000,000
     1,300,000 Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health
               Ventures, Inc. Project)/(SunTrust
               Bank, Nashville LOC)                                           1,300,000
                 Total                                                        4,300,000
 TEXAS -- 6.1%
     5,200,000 Angelina and Neches River Authority, Texas, Solid Waste
               Disposal Revenue Bonds (Series 1993),
               3.85% CP (Temple-Eastex Inc. Project)/(Temple-Inland,          5,200,000
               Inc. GTD), Mandatory Tender 6/13/1997
     2,000,000 Angelina and Neches River Authority, Texas, Solid Waste
               Disposal Revenue Bonds
               (Series 1993), 4.15% CP (Temple-Eastex Inc.
               Project)/(Temple-Inland, Inc. GTD), Mandatory
               Tender 7/18/1997                                               2,000,000
     6,200,000 Gulf Coast, TX Waste Disposal Authority, Solid Waste
               Disposal Revenue Bonds (Series 1994)
               Daily VRDNs (Amoco Corp.)                                      6,200,000
     2,000,000 Tyler, TX Health Facilities Development Corp., (Series
               1993C), 3.80% CP (East Texas Medical
               Center)/(Banque Paribas, Paris LOC), Mandatory Tender          2,000,000
               6/11/1997
                 Total                                                       15,400,000
 UTAH -- 2.0%
     4,435,000 Utah County, UT, Industrial Development Revenue Bonds
               (Series 1992) Weekly VRDNs
               (McWane, Inc. Project)/(Amsouth Bank N.A., Birmingham          4,435,000
               LOC)
       650,000 Utah State HFA, (Series 1988A), 4.25% TOBs (Corestates
               Bank N.A., Philadelphia, PA LIQ),
               Optional Tender 7/1/1997                                         650,000
                 Total                                                        5,085,000
 VIRGINIA -- 5.1%
     1,000,000 Alexandria, VA Redevelopment and Housing Authority Weekly
               VRDNs (Crystal City
               Apartments)/(Safeco Insurance Co. of America                   1,000,000
               INS)/(Barclays Bank PLC, London LIQ)
     4,000,000 Campbell County, VA IDA, Solid Waste Disposal Facilities
               Revenue ACES Weekly VRDNs
               (Georgia-Pacific Corp.)/(Industrial Bank of Japan Ltd.,        4,000,000
               Tokyo LOC)
     4,800,000 Richmond, VA Redevelopment & Housing Authority, (Series
               B-1) Weekly VRDNs (Richmond,
               VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale        4,800,000
               LOC)



                              MUNICIPAL CASH SERIES II

    PRINCIPAL
     AMOUNT                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
 VIRGINIA -- CONTINUED
 $   3,000,000 Richmond, VA Redevelopment & Housing Authority, (Series
               B-6) Weekly VRDNs (Richmond,
               VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale   $    3,000,000
               LOC)
                 Total                                                       12,800,000
 WASHINGTON -- 1.4%
     3,600,000 Washington State Housing Finance Commission, (1996 Series
               4A-S), 3.75% TOBs, Mandatory
               Tender 11/1/1997                                               3,600,000
 WEST VIRGINIA -- 0.8%
     2,000,000 Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs
               (Simonton Building Products, Inc.)/
               (PNC Bank, N.A. LOC)                                           2,000,000
 WISCONSIN -- 3.8%
     1,600,000 Milwaukee, WI Weekly VRDNs (Pelton Casteel,
               Inc.)/(Norwest Bank Minnesota,
               Minneapolis LOC)                                               1,600,000
     2,000,000 Plymouth, WI IDB Weekly VRDNs (Great Lakes                     2,000,000
               Cheese)/(Rabobank Nederland, Utrecht LOC) 1,700,000 Portage, WI,
     IDRB (Series 1994) Weekly VRDNs (Portage
               Industries Corporation Project)/
               (Bank One, Milwaukee, WI N.A. LOC)                             1,700,000
     1,065,000 Wisconsin Health and Educational Facilities Authority,
               Revenue Refunding Bonds
               (Series 1997-B), 4.00% Bonds (United Health Group,             1,066,093
               Inc.)/(MBIA INS), 12/15/1997
     1,120,000 Wisconsin Housing & Economic Development Authority,
               (Series B), 4.05%-4.20% TOBs
               (FSA INS)/(Corestates Bank N.A., Philadelphia, PA LIQ),        1,120,000
               Optional Tender 6/1/1997-9/1/1997
     2,155,000 Wisconsin Housing & Economic Development Authority,
               Business Development Revenue
               Bonds (Series 1995) Weekly VRDNs (Carlson Tool &
               Manufacturing Corp.)/(Firstar Bank,
               Milwaukee LOC)                                                 2,155,000
                 Total                                                        9,641,093
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                $  255,235,900

  Securities that are subject to Alternative Minimum Tax represent 92.94% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

  At May 31, 1997, the portfolio securities were rated as follows:

  Tier Rating Percent Based on Total Market Value (unaudited)

  FIRST TIER   SECOND TIER
    92.4%         7.6%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $22,610,000 which represents 8.9% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($253,106,484) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities BANs -- Bond Anticipation Notes COL -- Collateralized CP -- Commercial Paper EDA -- Economic Development Authority EDFA -- Economic Development Financing Authority EDRB -- Economic Development Revenue Bonds FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association GTD -- Guaranty HFA -- Housing Finance Authority IDA -- Industrial Development Authority IDB -- Industrial Development Bond IDRB -- Industrial Development Revenue Bond IDFA -- Industrial Development Finance Authority INS -- Insured INV -- Investment Agreement LIQ -- Liquidity Agreement LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCA -- Pollution Control Authority PCR -- Pollution Control Revenue PCFA -- Pollution Control Finance Authority PLC -- Public Limited Company RANs -- Revenue Anticipation Notes TOBs -- Tender Option Bonds VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                          MUNICIPAL CASH SERIES II
                                MAY 31, 1997


 ASSETS:
 Total investments in securities, at amortized cost                                 $   255,235,900
 Cash                                                                                       536,511
 Income receivable                                                                        1,712,953
 Receivable for shares sold                                                                 707,129
   Total assets                                                                         258,192,493
 LIABILITIES:
 Payable for investments purchased                                  $  4,568,670
 Payable for shares redeemed                                               3,967
 Income distribution payable                                             373,148
 Accrued expenses                                                        140,224
   Total liabilities                                                                      5,086,009
 NET ASSETS for 253,106,484 shares outstanding                                      $   253,106,484
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $253,106,484 / 253,106,484 shares outstanding                                                $1.00


(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS



                          MUNICIPAL CASH SERIES II
                          YEAR ENDED MAY 31, 1997
 INVESTMENT INCOME:
 Interest                                                                            $    6,627,129
 EXPENSES:
 Investment advisory fee                                               $     888,564
 Administrative personnel and services fee                                   167,736
 Custodian fees                                                               25,831
 Transfer and dividend disbursing agent fees and expenses                     66,593
 Directors'/Trustees' fees                                                     6,083
 Auditing fees                                                                13,238
 Legal fees                                                                    4,293
 Portfolio accounting fees                                                    56,781
 Distribution services fee                                                   355,426
 Share registration costs                                                     96,638
 Printing and postage                                                         14,239
 Insurance premiums                                                            2,995
 Miscellaneous                                                                 3,203
      Total expenses                                                       1,701,620
 Waiver --
      Waiver of investment advisory fee                                     (289,868)
           Net expenses                                                                   1,411,752
                   Net investment income                                             $    5,215,377

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                          MUNICIPAL CASH SERIES II

                                                                          YEAR ENDED MAY 31,
                                                                       1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                        $    5,215,377         $       2,387,012
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                         (5,215,377)               (2,387,012)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                  1,009,714,269               410,205,449
 Net asset value of shares issued to shareholders in               4,290,294                 1,773,394
 payment of distributions declared
 Cost of shares redeemed                                        (820,786,309)             (419,701,847)
   Change in net assets resulting from share transactions        193,218,254                (7,723,004)
     Change in net assets                                        193,218,254                (7,723,004)
 NET ASSETS:
 Beginning of period                                              59,888,230                67,611,234
 End of period                                                 $ 253,106,484          $     59,888,230

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                          MUNICIPAL CASH SERIES II
                                MAY 31, 1997



ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.


Additional information on each restricted security held at May 31, 1997 is as follows:

SECURITY                                ACQUISITION DATE     ACQUISITION COST
 Ohio HFA, Trust Receipts (Series 1996       1/6/1997           $ 4,790,000
 FR/RI-6)
 Ohio HFA, Trust Receipts (Series 1996      1/6/1997 -           10,100,000
 FR/RI-5)                                    4/17/1997
 Tulsa County, OK HFA, CDC Municipal        11/21/1996            7,720,000
 Products, Inc. Class A Certificates
 (Series 1996E)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1997, capital paid-in aggregated $253,106,484. Transactions in shares were as follows:

                                                                          YEAR ENDED MAY 31,
                                                                        1997                 1996
 Shares sold                                                      1,009,714,269            410,205,449
 Shares issued to shareholders in payment of distributions            4,290,294              1,773,394
 declared
 Shares redeemed                                                   (820,786,309)          (419,701,847)
  Net change resulting from share transactions                      193,218,254             (7,723,004)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $500,855,000 and $375,190,000,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                        INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of CASH TRUST SERIES II and Shareholders of MUNICIPAL
CASH SERIES II:     We have audited the accompanying statement of assets and
liabilities of Municipal Cash Series II (one of the portfolios comprising Cash Trust Series II) including the portfolio of investments, as of May 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1997, and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Municipal Cash Series II as of May 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE, LLP

Pittsburgh, Pennsylvania
July 9, 1997


[Graphic]

Federated Investors

Municipal Cash Series II
(A Portfolio of Cash Trust Series II)

PROSPECTUS
JULY 31, 1997

An Open-End, Management
Investment Company

MUNICIPAL CASH SERIES II
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributor

Cusip 147552103
0111205A (7/97)

[Graphic]



                          MUNICIPAL CASH SERIES II

                   (A PORTFOLIO OF CASH TRUST SERIES II)

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Municipal Cash Series II (the "Fund"), a portfolio of Cash Trust Series II (the "Trust") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779


                   Statement dated July 31, 1997


[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Cusip 147552103

0111205B (7/97) [Graphic]


TABLE OF CONTENTS

 INVESTMENT POLICIES                                                     1
  Acceptable Investments                                                 1
  Participation Interests                                                1
  Municipal Leases                                                       1
  Ratings                                                                1
  When-Issued and Delayed Delivery Transactions                          1
  Repurchase Agreements                                                  2
  Reverse Repurchase Agreements                                          2
  Credit Enhancement                                                     2
 INVESTMENT LIMITATIONS                                                  2
  Selling Short and Buying on Margin                                     2
  Issuing Senior Securities and Borrowing Money                          2
  Pledging Assets                                                        2
  Lending Cash or Securities                                             3
  Investing in Commodities                                               3
  Investing in Real Estate                                               3
  Underwriting                                                           3
  Investing in Restricted Securities                                     3
  Concentration of Investments                                           3
  Investing in Any One Issuer                                            3
  Investing in Illiquid Securities                                       3
 Investing in Securities of Other Investment Companies
                                                                         3
  Investing for Control                                                  4
  Investing in Options                                                   4
  Regulatory Compliance                                                  4
 CASH TRUST SERIES II MANAGEMENT                                         5
  Share Ownership                                                        8
  Trustee Compensation                                                   9
  Trustee Liability                                                      9
 INVESTMENT ADVISORY SERVICES                                            9
  Investment Adviser                                                     9
  Advisory Fees                                                         10
 BROKERAGE TRANSACTIONS                                                 10
 OTHER SERVICES                                                         10
  Fund Administration                                                   10
  Custodian and Portfolio Accountant                                    10
  Transfer Agent                                                        10
  Independent Auditors                                                  11
  Distribution Plan                                                     11
 DETERMINING NET ASSET VALUE                                            11
 REDEMPTION IN KIND                                                     11
 MASSACHUSETTS PARTNERSHIP LAW                                          11
 THE FUND'S TAX STATUS                                                  12
 PERFORMANCE INFORMATION                                                12
  Yield                                                                 12
  Effective Yield                                                       12
  Tax-Equivalent Yield                                                  12
  Tax-Equivalency Table                                                 13
 TOTAL RETURN                                                           13
  Performance Comparisons                                               14
  Economic and Market Information                                       14
 ABOUT FEDERATED INVESTORS                                              14
  Mutual Fund Market                                                    15
  Institutional Clients                                                 15
  Bank Marketing                                                        15
  Broker/Dealers and Bank
   Broker/Dealer Subsidiaries                                           15
 APPENDIX                                                               16
 Standard & Poor's Ratings Group Short-Term Municipal Obligation Ratings
                                                                        16
  Variable Rate Demand Notes (VRDNs) and
    Tender Option Bonds (TOBs) Ratings                                  16
  Commercial Paper (CP) Ratings                                         16
  Long-Term Debt Ratings                                                16
 Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings
                                                                        16
  Variable Rate Demand Notes (VRDNs) and
   Tender Option Bonds (TOBs) Ratings                                   16
  Commercial Paper (CP) Ratings                                         16
  Long-Term Debt Ratings                                                17
  Fitch Investors Service, Inc. Short-Term Debt
   Rating Definitions                                                   17


INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in municipal securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under federal securities law, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

INVESTING IN ANY ONE ISSUER

With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

Industrial development bonds backed only by the assets and revenues of a nongovernmental user, are considered to be issued solely by that user. If in the case on an industrial development bond or governmental-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and non-negotiable time deposits.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.



INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


CASH TRUST SERIES II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Cash Trust Series II, and principal occupations.

John F. Donahue@*

Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland

One PNC Plaza -- 23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*

Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd

571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba

205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way

100 Royal Palm Way

Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar

1202 Cathedral of Learning

University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street

Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Richard B. Fisher

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.

As of July 7, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Dave C. Swalm and Beth Swalm, Tenants In Common, Houston, TX, owned approximately 18,392,956 shares (6.46%).



TRUSTEE COMPENSATION

                           AGGREGATE
 NAME,                   COMPENSATION
 POSITION WITH               FROM           TOTAL COMPENSATION PAID
 TRUST                      TRUST*#         FROM FUND COMPLEX+
 John F. Donahue,               $0          $0 for the Trust and
 Chairman and Trustee                       56 other investment companies in the Fund Complex
 Thomas G. Bigley,            $590.49       $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 John T. Conroy,              $649.63       $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 William J. Copeland,         $649.63       $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 J. Christopher Donahue,        $0          $0 for the Trust and
 Trustee and Executive                      18 other investment companies in the Fund Complex
 Vice President
 James E. Dowd,               $649.63       $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.,     $590.49       $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.,     $649.63       $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Peter E. Madden,             $590.49       $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Gregor F. Meyer,             $590.49       $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 John E. Murray, Jr.,         $590.49       $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Wesley W. Posvar,            $590.49       $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Marjorie P. Smuts,           $590.49       $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of two portfolios.

+ The information is provided for the last calendar year.



TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and 1995, the adviser earned $888,564, $376,627, and $469,638, respectively, of which $289,868, $231,982, and $218,074, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended May 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $167,736, $125,000, and
$125,000, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the number of shareholder accounts.


INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.


DISTRIBUTION PLAN

The Fund has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan permits the payment of fees to financial institutions for sales services or distribution-related support services. The Plan is designed to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales. Other benefits may include: (1) an efficient and effective distribution-related support system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts.


For the fiscal year ended May 31, 1997, payments in the amount of $355,426 were made pursuant to the Plan, all of which was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.


The Fund's yield for the seven-day period ended May 31, 1997, was 3.24%.


EFFECTIVE YIELD


The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Fund's effective yield for the seven-day period ended May 31, 1997, was 3.30%.


TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that the income is 100% tax exempt.


The Fund's tax-equivalent yield for the seven-day period ended May 31, 1997, was 5.36%.


TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                           TAXABLE YIELD EQUIVALENT FOR 1997
                              MULTISTATE MUNICIPAL FUNDS

FEDERAL INCOME TAX BRACKET:

              15.00%        28.00%           31.00%           36.00%        39.60%
 JOINT           $1-         $41,201-         $99,601-         $151,751-       OVER
 RETURN         41,200        99,600          151,750           271,050      $271,050
 SINGLE          $1-         $24,651-         $59,751-         $124,651-       OVER
 RETURN         24,650        59,750          124,650           271,050      $271,050
 TAX-EXEMPT
 YIELD                                     TAXABLE YIELD EQUIVALENT
  1.00%           1.18%         1.39%             1.45%            1.56%        1.66%
  1.50%           1.76%         2.08%             2.17%            2.34%        2.48%
  2.00%           2.35%         2.78%             2.90%            3.13%        3.31%
  2.50%           2.94%         3.47%             3.62%            3.91%        4.14%
  3.00%           3.53%         4.17%             4.35%            4.69%        4.97%
  3.50%           4.12%         4.86%             5.07%            5.47%        5.79%
  4.00%           4.71%         5.56%             5.80%            6.25%        6.62%
  4.50%           5.29%         6.25%             6.52%            7.03%        7.45%
  5.00%           5.88%         6.94%             7.25%            7.81%        8.28%
  5.50%           6.47%         7.64%             7.97%            8.59%        9.11%
  6.00%           7.06%         8.33%             8.70%            9.38%        9.93%
  6.50%           7.65%         9.03%             9.42%           10.16%       10.76%
  7.00%           8.24%         9.72%            10.14%           10.94%       11.59%
  7.50%           8.82%        10.42%            10.87%           11.72%       12.42%
  8.00%           9.41%        11.11%            11.59%           12.50%       13.25%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.


The Fund's average annual total returns for the one-year and five-year period ended May 31, 1997, and for the period from February 13, 1991 (date of initial public investment) through May 31, 1997, were 2.96%, 2.69% and 2.95%, respectively.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


  * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


  * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.


MUTUAL FUND MARKET


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.


BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES


Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

*Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S RATINGS GROUP SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., Short-Term Municipal Obligation Ratings

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 -- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR -- Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 -- Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

TREASURY CASH SERIES II

(A Portfolio of Cash Trust Series II)

PROSPECTUS

The shares of Treasury Cash Series II (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests only in short-term U.S. Treasury securities to provide current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                    1
 Financial Highlights                                        2
 General Information                                         3
 Investment Information                                      3
  Investment Objective                                       3
  Investment Policies                                        3
  Investment Limitations                                     3
 Fund Information                                            4
  Management of the Fund                                     4
  Distribution of Shares                                     4
  Administration of the Fund                                 5
 Net Asset Value                                             5
 How to Purchase Shares                                      5
  Purchasing Shares Through a Financial Institution          5
  Purchasing Shares by Wire                                  6
  Purchasing Shares by Check                                 6
  Special Purchase Features                                  6
 How to Redeem Shares                                        6
  Redeeming Shares Through a Financial Institution           6
  Redeeming Shares by Telephone                              6
  Redeeming Shares by Mail                                   7
  Special Redemption Features                                7
 Account and Share Information                               7
  Dividends                                                  7
  Capital Gains                                              7
  Certificates and Confirmations                             7
  Accounts with Low Balances                                 7
  Voting Rights                                              8
 Tax Information                                             8
  Federal Income Tax                                         8
  State and Local Taxes                                      8
 Performance Information                                     8
 Financial Statements                                        9
 Independent Auditors' Report                               16

                                  SUMMARY OF FUND EXPENSES

                              SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                        None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                               None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
 Exchange Fee                                                                                None

                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)

 Management Fee                                                                              0.50%
 12b-1 Fee(1)                                                                                0.19%
  Shareholder Services Fee                                                         None
 Other Expenses                                                                              0.16%
   Total Operating Expenses(2)                                                               0.85%

(1) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.20%.

(2) The total operating expenses would have been 0.86% absent the voluntary waiver of a portion of the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                               $  9
 3 Years                                                              $ 27
 5 Years                                                              $ 47
 10 Years                                                             $105

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                    FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 16.

                                                       YEAR ENDED MAY 31,
                                      1997     1996     1995    1994     1993     1992    1991(A)
 NET ASSET VALUE, BEGINNING OF      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income               0.05     0.05     0.04     0.02     0.03     0.04    0.02
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                  (0.05)   (0.05)   (0.04)   (0.02)   (0.03)   (0.04)  (0.02)
 NET ASSET VALUE, END OF PERIOD     $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
 TOTAL RETURN(B)                      4.65%    4.97%    4.47%    2.47%    2.64%    4.41%   2.06%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                            0.85%    0.86%    0.88%    0.89%    0.78%    0.73%   0.47%*
  Net investment income               4.55%    4.83%    4.40%    2.42%    2.55%    4.34%   5.71%*
  Expense waiver/reimbursement(c)     0.01%    0.01%    0.00%    0.05%    0.19%    0.57%   0.37%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                   $343,071 $402,378 $243,651 $229,882 $310,648 $104,371 $70,798

* Computed on an annualized basis.

(a) Reflects operations for the period from February 9, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 14, 1990. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. Treasury securities. A minimum initial investment of $25,000 is required except for retirement plans.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements fully collateralized by U.S. Treasury obligations.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.      The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500
financial institutions nationwide.      Both the Trust and the adviser have
adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Plan"), the distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.20% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.20%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.
ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                        AVERAGE AGGREGATE
 MAXIMUM FEE             DAILY NET ASSETS
    0.15%           on the first $250 million
    0.125%            on the next $250 million
    0.10%            on the next $250 million
    0.075%      on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more or additional investments of as little as $500. The minimum initial investment for retirement plans is only $1,000, and subsequent investments may be made in amounts of at least $50. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Treasury Cash Series II; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Treasury Cash Series II. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                          PORTFOLIO OF INVESTMENTS
                           TREASURY CASH SERIES II

                                MAY 31, 1997

  PRINCIPAL
    AMOUNT                                                                                VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS -- 15.4%
 (A)U.S. TREASURY BILLS -- 2.5%
 $ 9,000,000 5.150% - 5.690%, 11/13/1997 - 5/28/1998                                 $    8,616,114
 U.S. TREASURY NOTES -- 12.9%
  44,000,000 5.000% - 7.875%, 9/30/1997 - 5/31/1998                                      44,198,031
              TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                                 52,814,145
 (B)REPURCHASE AGREEMENTS -- 83.9%
  15,000,000 BA Securities, Inc., 5.55%, dated 5/30/1997, due 6/2/1997                   15,000,000
  15,000,000 BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997             15,000,000
  15,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.57%, dated 5/30/1997, due 6/2/1997         15,000,000
  15,000,000 Barclays de Zoete Wedd Securities, Inc., 5.55%, dated 5/30/1997, due        15,000,000
             6/2/1997
  15,000,000 Bear, Stearns and Co., 5.55%, dated 5/30/1997, due 6/2/1997
  15,000,000 15,000,000 CIBC Wood Gundy Securities Corp., 5.52%, dated
  5/30/1997, due 6/2/1997 15,000,000 15,000,000 Chase Government Securities,
  Inc., 5.50%, dated 5/30/1997, due 15,000,000
             6/2/1997
  15,000,000 Dean Witter Reynolds, Inc., 5.55%, dated 5/30/1997, due 6/2/1997            15,000,000
  15,000,000 Deutsche Bank Government Securities, Inc., 5.57%, dated 5/30/1997, due      15,000,000
             6/2/1997
  15,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.52%, dated               15,000,000
             5/30/1997, due 6/2/1997
  15,000,000 First Union Capital Markets, 5.52%, dated 5/30/1997, due 6/2/1997           15,000,000
  15,000,000 Greenwich Capital Markets, Inc., 5.55%, dated 5/30/1997, due 6/2/1997       15,000,000
  15,000,000 Harris Government Security, Inc., 5.55%, dated 5/30/1997, due 6/2/1997      15,000,000
  15,000,000 Societe Generale, New York, 5.54%, dated 5/30/1997, due 6/2/1997            15,000,000
  11,800,000 Swiss Bank Capital Markets, 5.55%, dated 5/30/1997, due 6/2/1997            11,800,000
  15,000,000 Toronto Dominion Securities (USA) Inc., 5.53%, dated 5/30/1997, due         15,000,000
             6/2/1997
  15,000,000 UBS Securities, Inc., 5.57%, dated 5/30/1997, due 6/2/1997                  15,000,000
  15,000,000 Westdeutsche Landesbank Girozentrale, 5.52%, dated 5/30/1997, due           15,000,000
             6/2/1997
   5,000,000 (c)Goldman Sachs Group, LP, 5.44%, dated 5/23/1997, due 7/3/1997             5,000,000
   8,000,000 (c)Swiss Bank Capital Markets, 5.51%, dated 4/3/1997, due 6/2/1997           8,000,000
   8,000,000 (c)UBS Securities, Inc., 5.50%, dated 4/2/1997, due 6/2/1997                 8,000,000
                TOTAL REPURCHASE AGREEMENTS                                             287,800,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                               $340,614,145

(a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($343,070,981) at May 31, 1997.

The following acronym are used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES
                           TREASURY CASH SERIES II

                                MAY 31, 1997

 ASSETS:
 Investments in repurchase agreements                            $287,800,000
 Investments in securities                                         52,814,145
 Total investments in securities, at amortized cost                                  $ 340,614,145
 Cash                                                                                       55,692
 Income receivable                                                                       1,057,127
 Receivable for investments sold                                                         2,000,000
 Receivable for shares sold                                                                    647
   Total assets                                                                        343,727,611
 LIABILITIES:
 Payable for shares redeemed                                          190,879
 Income distribution payable                                          350,559
 Accrued expenses                                                     115,192
   Total liabilities                                                                        656,630
 NET ASSETS for 343,070,981 shares outstanding                                        $ 343,070,981
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $343,070,981 / 343,070,981 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS
                           TREASURY CASH SERIES II

                          YEAR ENDED MAY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                               $19,171,256
 EXPENSES:
 Investment advisory fee                                              $   1,774,153
 Administrative personnel and services fee                                  268,071
 Custodian fees                                                              77,492
 Transfer and dividend disbursing agent fees and expenses                    78,579
 Directors'/Trustees' fees                                                   10,141
 Auditing fees                                                               13,237
 Legal fees                                                                   3,899
 Portfolio accounting fees                                                   72,237
 Distribution services fee                                                  709,661
 Share registration costs                                                    21,398
 Printing and postage                                                         6,229
 Insurance premiums                                                           5,429
 Taxes                                                                        1,764
 Miscellaneous                                                                9,303
      Total expenses                                                      3,051,593
 Waivers --
      Waiver of distribution services fee                                   (24,838)
           Net expenses                                                                     3,026,755
                   Net investment income                                                  $16,144,501

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                          TREASURY CASH SERIES II

                                                                    YEAR ENDED MAY 31,
                                                                 1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                       $  16,144,501       $  16,815,145
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                      (16,144,501)        (16,815,145)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                  680,043,354         885,379,520
 Net asset value of shares issued to shareholders in payment    11,709,406          12,675,598
 of distributions declared
 Cost of shares redeemed                                      (751,059,885)       (739,327,594)
   Change in net assets resulting from share transactions      (59,307,125)        158,727,524
     Change in net assets                                      (59,307,125)        158,727,524
 NET ASSETS:
 Beginning of period                                           402,378,106         243,650,582
 End of period                                               $ 343,070,981       $ 402,378,106

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS
                           TREASURY CASH SERIES II
                                MAY 31, 1997

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1997, capital paid-in aggregated $343,070,981. Transactions in shares were as follows:

                                                                          YEAR ENDED MAY 31,
                                                                          1997            1996
 Shares sold                                                          680,043,354      885,379,520
 Shares issued to shareholders in payment of distributions declared    11,709,406       12,675,598
 Shares redeemed                                                     (751,059,885)    (739,327,594)
  Net change resulting from share transactions                        (59,307,125)     158,727,524

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                        INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of CASH TRUST SERIES II and Shareholders of TREASURY
CASH SERIES II:     We have audited the accompanying statement of assets and
liabilities of Treasury Cash Series II (one of the portfolios comprising Cash Trust Series II) including the portfolio of investments, as of May 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1997 and 1996 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Cash Series II as of May 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
July 9, 1997

TREASURY CASH SERIES II
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS      Deloitte & Touche LLP 2500 One PPG Place Pittsburgh,
PA 15222-5401

[Graphic]

FEDERATED INVESTORS

TREASURY CASH SERIES II

(A Portfolio of Cash Trust Series II)

PROSPECTUS

JULY 31, 1997

An Open-End, Management
Investment Company

[Graphic]

Federated Securities Corp., Distributor

Cusip 147552301
0111203A (7/97)

[Graphic]


                          TREASURY CASH SERIES II

                   (A PORTFOLIO OF CASH TRUST SERIES II)

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Treasury Cash Series II (the "Fund"), a portfolio of Cash Trust Series II (the "Trust") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.


FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

                       Statement dated July 31, 1997


[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Cusip 147552301

0111203B (7/97)

[Graphic]

TABLE OF CONTENTS

 INVESTMENT POLICIES                            1
  When-Issued and Delayed Delivery Transactions 1
  Repurchase Agreements                         1
  Reverse Repurchase Agreements                 1
 INVESTMENT LIMITATIONS                         1
  Selling Short and Buying on Margin            1
  Issuing Senior Securities and Borrowing Money 1
  Pledging Assets                               1
  Lending Cash or Securities                    1
  Investing in Restricted Securities            2
  Investing in Commodities                      2
  Underwriting                                  2
  Concentration of Investments                  2
  Diversification of Investments                2
  Investing in Illiquid Securities              2
  Investing in Securities of Other Investment
   Companies                                    2
  Investing for Control                         2
  Investing in Options                          2
  Regulatory Compliance                         2
 CASH TRUST SERIES II MANAGEMENT                3
  Share Ownership                               6
  Trustee Compensation                          7
  Trustee Liability                             7
 INVESTMENT ADVISORY SERVICES                   8
  Investment Adviser                            8
  Advisory Fees                                 8
 BROKERAGE TRANSACTIONS                         8
 OTHER SERVICES                                 8
  Fund Administration                           8
  Custodian and Portfolio Accountant            8
  Transfer Agent                                9
  Independent Auditors                          9
  Distribution Plan                             9
 DETERMINING NET ASSET VALUE                    9
 REDEMPTION IN KIND                             9
 MASSACHUSETTS PARTNERSHIP LAW                 10
 THE FUND'S TAX STATUS                         10
 PERFORMANCE INFORMATION                       10
  Yield                                        10
  Effective Yield                              10
  Total Return                                 10
  Performance Comparisons                      11
  Economic and Market Information              11
 ABOUT FEDERATED INVESTORS                     11
  Mutual Fund Market                           12
  Institutional Clients                        12
  Bank Marketing                               12
  Broker/Dealers and Bank
   Broker/Dealer Subsidiaries                  12

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets of the Fund at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest in securities subject to restriction on resale under federal securities law.

The above limitations cannot be changed without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. The following limitations, however, may be changed by the Trustees without shareholder approval.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.



UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.



INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


CASH TRUST SERIES II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Cash Trust Series II, and principal occupations.

John F. Donahue@*

Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland

One PNC Plaza -- 23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*

Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd

571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba

205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way

100 Royal Palm Way

Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar

1202 Cathedral of Learning

University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street

Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Richard B. Fisher

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.

As of July 7, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: The Bank of Guam, #76009007, Agana, GU, owned approximately 31,708,896 shares (9.72%); The Bank of Guam, #76009005, Agana, GU, owned approximately 30,652,473 shares (9.39%); The Bank of Guam, #76008012, Agana, GU, owned approximately 24,160,212 shares (7.40%); The Bank of Guam, #76001101, Agana, GU, owned approximately 22,775,828 shares (6.98%); Clark & Co., Bank One Trust Company N.A., Westerville, OH, owned approximately 30,350,312 shares (9.30%).


TRUSTEE COMPENSATION

                           AGGREGATE
 NAME,                   COMPENSATION
 POSITION WITH               FROM            TOTAL COMPENSATION PAID
 TRUST                      TRUST*#             FROM FUND COMPLEX+

John F. Donahue,             $0       $0 for the Trust and
 Chairman and Trustee                  56 other investment companies in the Fund Complex
 Thomas G. Bigley,          $826.40    $108,725 for the Trust and Trustee
                                       56 other investment companies in the Fund Complex
 John T. Conroy,            $909.15    $119,615 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 William J. Copeland,       $909.15    $119,615 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 J. Christopher Donahue,      $0       $0 for the Trust and
 Trustee and Executive                 18 other investment companies in the Fund Complex
 Vice President
 James E. Dowd,             $909.15    $119,615 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.,   $826.40   $108,725 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.,   $909.15    $119,615 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 Peter E. Madden,           $826.40    $108,725 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 Gregor F. Meyer,           $826.40    $108,725 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 John E. Murray, Jr.,       $826.40    $108,725 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 Wesley W. Posvar,          $826.40    $108,725 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex
 Marjorie P. Smuts,         $826.40    $108,725 for the Trust and
 Trustee                               56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended May 31, 1997.


# The aggregate compensation is provided for the Trust which is comprised of two portfolios.

+ The information is provided for the last calendar year.



TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES


For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and 1995, the adviser earned $1,774,153, $1,742,105, and $1,174,877, respectively, of which $0, $0, and $0, respectively, were waived.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended May 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $268,071, $263,561, and
$177,876, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the number of shareholder accounts.


INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.


DISTRIBUTION PLAN

The Fund has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan permits the payment of fees to financial institutions for sales services or distribution-related support services. The Plan is designed to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales. Other benefits may include: (1) an efficient and effective distribution-related support system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts.


For the fiscal year ended May 31, 1997, payments in the amount of $709,661 were made pursuant to the Plan, of which $24,838 was waived.


DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.


The Fund's yield for the seven-day period ended May 31, 1997, was 4.77%.


EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.


The Fund's effective yield for the seven-day period ended May 31, 1997, was 4.89%.


TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.


The Fund's average annual total returns for the one-year and five-year period ended May 31, 1997, and for the period from February 9, 1991 (date of initial public investment) through May 31, 1997, were 4.65%, 3.83% and 4.02%, respectively.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


  * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


  * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.


MUTUAL FUND MARKET


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.


BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES


Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor.Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President,Federated Securities Corp.


*Source: Investment Company Institute


8PART C.        OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:
                  (a)      Financial Statements (Filed in Part A)
                  (b)      Exhibits:
 (1)      (i) Conformed Copy of Declaration of Trust of the Registrant; 5
          (ii) Conformed Copy of Amendment No. 1 to Declaration of Trust of the Registrant; 5
          (iii) Conformed Copy of Amendment No. 2 to Declaration of Trust of the Registrant; 5
 (2)      Copy of By-Laws of the Registrant; 1
 (3)      Not applicable;
 (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; 1
 (5)      Conformed Copy of Investment Advisory Contract of the Registrant; 5
 (6)      (i) Conformed Copy of Distributor's Contract of the Registrant; 5
          (ii) Conformed Copy of Specimen Mutual Funds Sales and Service Agreement; 5
          (iii) Conformed Copy of Specimen Mutual Funds Service Agreement; 5
          (iv) Conformed Copy of Specimen Plan Trustee/Mutual Funds Service Agreement. 5
 (7)      Not applicable;
 (8)      Conformed copy of Custodian Agreement of the Registrant; 5
 (9) (i) Conformed copy of Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement Agreement of the Registrant; 6
          (ii) Conformed copy of Administrative Services Agreement; 4
          (iii) Conformed copy of Shareholder Services Agreement; 4
          (iv) The response and exhibits described in Item 24.(b)(6) are hereby incorporated by reference.
----------------------
+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos.
         33-38550 and   811-6269)
4. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 28, 1994. (File Nos. 33-38550 and 811-6269)
5. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)
6. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 26, 1996. (File Nos. 33-38550 and 811-6269)

(10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; 5
(11)     Conformed copy of Consent of the Independent Auditor;+
(12)     Not applicable;
(13)     Conformed Copy of Initial Capital
         Understanding; 5
(14)     Not applicable;
(15)     (i)  Copy of Distribution Plan; 1
         (ii) The response and exhibits described in Item 24.(b)(6) are hereby incorporated by reference.
(16)     Schedule for Computation of Fund Performance Data; 3
(17)     Copy of Financial Data Schedules; +
(18)     Not Applicable
(19)     Conformed Copy of Power of Attorney. +

Item 25.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 26.          Number of Holders of Securities:

                                                     Number of Record Holders
                  Title of Class                        as of July 7,1997
                  Shares of Beneficial Interest

                  Municipal Cash Series II                            4,813
                  Treasury Cash Series II                             576


Item 27.          Indemnification:  2
----------------------
+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos.
          33-38550 and   811-6269)
2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed January 24, 1991. (File Nos. 33-38550 and 811-6269)
3. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 25, 1991. (File Nos. 33-38550 and 811-6269)
5. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and
          811-6269)

Item 28.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Cash Trust Series II Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

     The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah
A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William R. Jamison, Constantine Kartsonsas, Robert
M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.          Principal Underwriters:

         a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard B. Fisher                              Director, Chairman, Chief                  President
Federated Investors Tower                      Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  Executive Vice
Federated Investors Tower                      President, Federated,                       President
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779



                  (c)      Not applicable.


Item 30.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               Pittsburgh, PA  15222-3779

Federated Shareholder Services Company         P.O. Box 8600
("Transfer Agent, Dividend                     Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Services Company                     Federated Investors Tower
("Administrator")                              Pittsburgh, PA  15222-3779

Federated Advisers                             Federated Investors Tower
("Adviser")                                    Pittsburgh, PA  15222-3779

State Street Bank and Trust Company            c/o Federated Shareholder
("Custodian")                                  Services Company
                                               P.O. Box 8600
                                               Boston, MA 02266-8600

Item 31.          Management Services:  Not applicable.


Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES II, certifies that it meets all of the requirements for effectiveness of the Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of July, 1997.


                              CASH TRUST SERIES II

                           BY: /s/ S. Elliott Cohan
                           S. Elliott Cohan, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 21, 1997


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


      NAME                              TITLE                      DATE

By:   /s/ S. Elliott Cohan
      S. Elliott Cohan               Attorney In Fact     July 21, 1997
      ASSISTANT SECRETARY            For the Persons
                                     Listed Below

      NAME                              TITLE

John F. Donahue*                     Chairman and Trustee
                                     (Chief Executive Officer)

Richard B. Fisher*                   President

J. Christopher Donahue*              Executive Vice President and
                                        Trustee

John W. McGonigle*                   Treasurer, Executive Vice President
                                     and Secretary
                                     (Principal Financial and
                                        Accounting Officer)

Thomas G. Bigley*                    Trustee

John T. Conroy, Jr.*                 Trustee

William J. Copeland*                 Trustee

James E. Dowd*                       Trustee

Lawrence D. Ellis, M.D.*             Trustee

Edward L. Flaherty, Jr.*             Trustee

Peter E. Madden*                     Trustee

Gregor F. Meyer*                     Trustee

John E. Murray, Jr.                  Trustee

Wesley W. Posvar*                    Trustee

Marjorie P. Smuts*                   Trustee

* By Power of Attorney